UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED


                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08295
                                                     ---------


                         New Providence Investment Trust
                         -------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
         (Address of principal executive offices)                    (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                         Date of fiscal year end: May 31
                                                  ------

                   Date of reporting period: November 30, 2005
                                             -----------------

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2005





                                                                     WISDOM FUND
                                                               November 30, 2005
                                                                     (Unaudited)


INSTITUTIONAL CLASS SHARES
INVESTOR CLASS SHARES
CLASS B SHARES
CLASS C SHARES










This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wisdom Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863

--------------------------------------------------------------------------------
Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Wisdom Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including, without limitation, tracking risks (an investor in the Fund should not expect that the investment performance of the Fund will be able to track the investment performance of Berkshire Hathaway, Inc.), industry concentration risk and other risks as set forth in the Fund's prospectus. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------





This Semi-Annual Report was first distributed to shareholders on or about January 29, 2006.


For More Information on Your Wisdom Fund:

        See Our Web site @ www.wisdomfund.com
                 or
        Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                            Beginning                 Ending
                                                          Account Value           Account Value           Expenses Paid
Institutional Class Shares                                 June 1, 2005         November 30, 2005        During Period*
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Actual                                                      $1,000.00               $1,023.60                 $6.54
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Hypothetical (5%annual return before expenses)              $1,000.00               $1,018.60                 $6.53
----------------------------------------------------- ----------------------- ----------------------- ----------------------

                                                            Beginning                 Ending              Expenses Paid
                                                          Account Value            Account Value
Investor Class Shares                                      June 1, 2005         November 30, 2005        During Period*
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Actual                                                      $1,000.00               $1,022.20                 $7.81
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Hypothetical (5%annual return before expenses)              $1,000.00               $1,017.35                 $7.79
----------------------------------------------------- ----------------------- ----------------------- ----------------------

                                                             Beginning                 Ending              Expenses Paid
                                                           Account Value          Account Value
Class B Shares                                             June 1, 2005         November 30, 2005        During Period*
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Actual                                                      $1,000.00               $1,018.90                $11.59
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Hypothetical (5%annual return before expenses)              $1,000.00               $1,013.59                $11.56
----------------------------------------------------- ----------------------- ----------------------- ----------------------

                                                            Beginning                 Ending              Expenses Paid
                                                          Account Value           Account Value
Class C Shares                                             June 1, 2005         November 30, 2005        During Period*
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Actual                                                      $1,000.00               $1,018.00                $11.58
----------------------------------------------------- ----------------------- ----------------------- ----------------------
Hypothetical (5%annual return before expenses)              $1,000.00               $1,013.59                $11.56
----------------------------------------------------- ----------------------- ----------------------- ----------------------

* Expenses are equal to the Fund's annualized expense ratio (1.29% for the Institutional Class, 1.54% for the Investor Class, 2.29% for Class B and Class
C) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                     Shares or      Market Value                                        Shares or      Market Value
                                     Principal        (Note 1)                                          Principal        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 92.10%                                               Foods - 4.69%
                                                                        Cadbury Schweppes PLC             15,500       $    597,990
Apparel - 0.33%                                                      *  Dean Foods Company                 2,000             76,380
   Nike, Inc.                          1,600        $    136,480        Sysco Corporation                 18,666            603,285
                                                    ------------        WM Wrigley Jr. Company             9,800            672,182
                                                                                                                       ------------
Banks - 4.26%                                                                                                             1,949,837
   M & T Bank Corporation              2,030             219,687                                                       ------------
   Wells Fargo Company                24,722           1,553,778     Health Care Services - 0.00%
                                                    ------------     *  Five Star Quality Care, Inc.           4                 27
                                                       1,773,465                                                       ------------
                                                    ------------
                                                                     Home Builders - 0.23%
Beverages - 8.92%                                                    *  Champion Enterprises, Inc.         6,700             96,949
   Anheuser-Busch                                                                                                      ------------
      Companies, Inc.                  7,300             319,302
   Coca-Cola Company                  79,430           3,390,867     Insurance - Multiline - 7.27%
                                                    ------------        American International
                                                       3,710,169           Group, Inc.                    12,150            815,751
                                                    ------------        Aspen Insurance Holdings Ltd.      2,000             50,060
                                                                        Endurance Specialty
Building Materials - 1.21%                                                 Holdings, Ltd.                  8,500            292,825
   American Standard Comp. Inc.       13,190             502,275        The Allstate Corporation          33,250          1,865,325
                                                    ------------                                                       ------------
                                                                                                                          3,023,961
Chemicals - 1.47%                                                                                                      ------------
   The Sherwin-Williams Company       13,970             612,445     Insurance - Property & Casualty - 17.26%
                                                    ------------        Fidelity National Financial, Inc. 17,463            660,451
                                                                     *  Markel Corporation                 8,400          2,664,900
Commercial Services - 6.27%                                             The Chubb Corporation             16,400          1,588,176
   Aaron Rents, Inc.                   6,000             124,620        Wesco Financial Corporation          386            138,574
   Cendant Corporation                10,000             177,700        White Mountains Insurance
*  Iron Mountain, Inc.                11,650             480,562           Group, Ltd.                     3,500          2,129,400
   Moody's Corporation                29,410           1,769,011                                                       ------------
   The ServiceMaster Company           4,600              54,786                                                          7,181,501
                                                    ------------                                                       ------------
                                                       2,606,679
                                                    ------------     Investment Company - 4.15%
                                                                        American Capital Strategies Ltd.   3,000            115,080
Computers - 0.23%                                                       Federated International
*  Lexmark International, Inc.         2,000              95,240           Bond Fund                     148,354          1,612,612
                                                    ------------                                                       ------------
                                                                                                                          1,727,692
Cosmetics & Personal Care - 5.65%                                                                                      ------------
   Proctor & Gamble                   41,095           2,350,223
                                                    ------------     Media - 3.89%
                                                                     *  Comcast Corporation               12,500            330,000
Diversified Financial Services - 4.83%                                  Gannett Company, Inc.              2,698            166,251
   American Express Company           39,050           2,007,951        The Washington Post Company        1,520          1,120,240
                                                    ------------                                                       ------------
                                                                                                                          1,616,491
                                                                                                                       ------------
Electric - 2.83%
*  Allegheny Energy, Inc.              8,400             233,772     Miscellaneous Manufacturer - 0.38%
   Constellation Energy Group, Inc.    3,800             201,362        Tyco International Ltd.            5,500            156,860
   Duke Energy Corporation            12,500             335,750                                                       ------------
   FPL Group, Inc.                     4,800             203,472
   The Southern Company                5,800             201,318
                                                    ------------
                                                       1,175,674
                                                    ------------



                                                                                                                        (Continued)

WISDOM FUND

Schedule of Investments
(Unaudited)

As of November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                     Shares or      Market Value                                        Shares or      Market Value
                                     Principal        (Note 1)                                          Principal        (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - (Continued)                                          PRIVATE INVESTMENT COMPANY - 1.30%
                                                                     (B)Pamlico Short-Term Income Fund
Oil & Gas - 1.92%                                                          (Cost $540,961)               540,961       $    540,961
   Burlington Resources, Inc.          3,000        $    216,750                                                       ------------
   Chesapeake Energy Corp.             6,000             173,700
   PetroChina Company Ltd.             3,000             236,100
   Superior Energy Services, Inc.      8,000             174,160     Total Investments (Cost $33,224,252) - 96.99%     $ 40,347,525
                                                    ------------     Other Assets less Liabilities - 3.01%                1,252,349
                                                         800,710                                                       ------------
                                                    ------------
Packaging & Containers - 0.65%
*  Sealed Air Corporation (a)          5,252             271,581     Net Assets - 100.00%                              $ 41,599,874
                                                    ------------                                                       ============

Pipelines - 2.92%                                                    SECURITY SOLD SHORT - COMMON STOCKS
   Kinder Morgan, Inc.                13,400           1,214,040
                                                    ------------
                                                                     Insurance - Property & Casualty
Retail - 5.28%                                                          The Progressive Corporation
   Costco Wholesale                                                        (Proceeds $484,717)             4,000       $    491,961
      Corporation (a)                  4,000             199,920                                                       ------------
   Home Depot Inc.                    10,500             438,690
   Lowe's Companies, Inc.              1,500             101,220
   McDonald's Corporation              7,000             236,950     *    Non-income producing investment.
   Outback Steakhouse, Inc.            1,800              72,504     (B)  Restricted  security - A restricted  security cannot be
*  Payless Shoesource, Inc.            6,000             137,100          resold to the general public without prior registration
   Pier 1 Imports, Inc.                1,000              12,700          under the Securities Act of 1933. Restricted securities
*  Red Robin Gourmet                                                      are valued  according to the  guidelines and procedures
      Burgers, Inc.                    1,500              82,350          adopted by the Board of  Trustees.  The Fund  currently
   The Gap, Inc.                      10,000             173,800          holds 540,961 shares of Pamlico  Short-Term Income Fund
   Wal-Mart Stores, Inc.              10,100             490,456          at a cost of $540,961.  The sale of this investment has
   Yum! Brands, Inc. (a)               5,150             251,268          been  restricted and has been valued in accordance with
                                                    ------------          the  guidelines  adopted by the Board of Trustees.  The
                                                       2,196,958          total fair value of this  security at November 30, 2005
                                                    ------------          is $540,961, which represents 1.30% of the net assets.

Software - 2.91%                                                     (a)  All or a portion of this  investment is subject to call
   Automatic Data Processing, Inc.    12,200             573,400          options written.
   First Data Corporation             14,770             639,098
                                                    ------------
                                                       1,212,498
                                                    ------------

Textiles - 4.55%
*  Mohawk Industries, Inc.            21,495           1,891,130
                                                    ------------

Total Common Stocks (Cost $31,209,830)                38,310,836
                                                    ------------

FOREIGN GOVERNMENT OBLIGATIONS - 3.59%

   New Zealand Government
      7.000%, 07/15/09           $ 1,015,000             733,447
      6.000%, 11/15/11             1,083,000             762,281
                                                    ------------
Total Foreign Government Obligations
      (Cost $1,473,461)                                1,495,728
                                                    ------------
                                                                                                                        (Continued)


WISDOM FUND

Call Options Written
(Unaudited)

As of November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------   ---------------------------------------------------------------

                                        Shares                       Summary of Investments by Industry
                                      Subject to    Market Value                                            % of Net
                                         Call         (Note 1)       Industry                                 Assets        Value
------------------------------------------------------------------   ---------------------------------------------------------------

Common Stocks, Expiration Date, Exercise Price                       Apparel                                 0.33%     $    136,480
                                                                     Banks                                   4.26%        1,773,465
   Costco Wholesale Corporation, 01/21/2006                          Beverages                               8.92%        3,710,169
      Strike $47.50                     1,500      $      5,550      Building Materials                      1.21%          502,275
   Sealed Air Corporation, 01/21/2006                                Chemicals                               1.47%          612,445
      Strike $50.00                     3,000             7,950      Commercial Services                     6.27%        2,606,679
   Yum! Brands, Inc., 01/21/2006                                     Computers                               0.23%           95,240
      Strike $55.00                     2,000               500      Cosmetics & Personal Care               5.65%        2,350,223
                                                   ------------      Diversified Financial Services          4.83%        2,007,951
                                                                     Electric                                2.83%        1,175,674
Total (Premiums Received $6,961)                   $     14,000      Foods                                   4.69%        1,949,837
                                                   ------------      Foreign Government Obligations          3.59%        1,495,728
                                                                     Health Care Services                    0.00%               27
                                                                     Home Builders                           0.23%           96,949
                                                                     Insurance - Multiline                   7.27%        3,023,961
                                                                     Insurance - Property & Casualty        17.26%        7,181,501
                                                                     Investment Company                      4.15%        1,727,692
                                                                     Media                                   3.89%        1,616,491
                                                                     Miscellaneous Manufacturer              0.38%          156,860
                                                                     Oil & Gas                               1.92%          800,710
                                                                     Packaging & Containers                  0.65%          271,581
                                                                     Pipelines                               2.92%        1,214,040
                                                                     Private Investment Company              1.30%          540,961
                                                                     Retail                                  5.28%        2,196,958
                                                                     Software                                2.91%        1,212,498
                                                                     Textiles                                4.55%        1,891,130
                                                                     --------------------------------------------------------------
                                                                     Total                                  96.99%     $ 40,347,525






See Notes to Financial Statements

WISDOM FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $33,224,252) ..................................................................       $ 40,347,525
   Cash ......................................................................................................                884
   Receivables:
      Investments sold .......................................................................................          1,660,136
      Fund shares sold .......................................................................................             48,237
      Interest and dividends .................................................................................            119,603
   Prepaid expenses ..........................................................................................             19,708
                                                                                                                     ------------
   Total assets ..............................................................................................         42,196,093
                                                                                                                     ------------
Liabilities:
   Securities sold short, at value (proceeds $484,717) .......................................................            491,961
   Call options written, at value (premiums received $6,961) .................................................             14,000
   Payables:
      Fund shares repurchased ................................................................................             28,157
   Accrued expenses ..........................................................................................             61,517
   Other liabilities .........................................................................................                584
                                                                                                                     ------------
   Total liabilities .........................................................................................            596,219
                                                                                                                     ------------
Net Assets ...................................................................................................       $ 41,599,874
                                                                                                                     ============
Net Assets Consist of:
   Capital (par value and paid in surplus) ...................................................................       $ 31,805,265
   Undistributed net investment income .......................................................................             47,709
   Undistributed net realized gain on investments and foreign currency transactions ..........................          2,637,649
   Net unrealized appreciation on investments and translation of assets
      and liabilities in foreign currencies ..................................................................          7,109,251
                                                                                                                     ------------
   Total Net Assets ..........................................................................................       $ 41,599,874
                                                                                                                     ============

Institutional Class Shares Outstanding, no par value (unlimited shares authorized) ...........................            341,612
   Net Assets - Institutional Class Shares ...................................................................       $  4,590,781
                                                                                                                     ------------
   Net Asset Value, Offering Price and Redemption Price Per Share ............................................       $      13.44
                                                                                                                     ============

Investor Class Shares Outstanding, no par value (unlimited shares authorized) ................................          1,032,789
   Net Assets - Investor Class Shares ........................................................................       $ 13,768,914
                                                                                                                     ------------
   Net Asset Value, Offering Price and Redemption Price Per Share ............................................       $      13.33
                                                                                                                     ------------
   Maximum Offering Price Per Share (100 / 94.25 of $13.33) ..................................................       $      14.14
                                                                                                                     ============

Class B Shares Outstanding, no par value (unlimited shares authorized) .......................................          1,074,348
   Net Assets - Class B Shares ...............................................................................       $ 13,887,706
                                                                                                                     ------------
   Net Asset Value, Offering Price and Redemption Price Per Share ............................................       $      12.93
                                                                                                                     ============

Class C Shares Outstanding, no par value (unlimited shares authorized) .......................................            720,333
   Net Assets - Class C Shares ...............................................................................       $  9,352,473
                                                                                                                     ------------
   Net Asset Value, Offering Price and Redemption Price Per Share ............................................       $      12.98
                                                                                                                     ============


See Notes to Financial Statements


WISDOM FUND

Statement of Operations
(Unaudited)

For the six month period ended November 30, 2005

------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
      Interest .................................................................................................     $     47,928
      Dividends ................................................................................................          418,385
                                                                                                                     ------------
      Total Income .............................................................................................          466,313
                                                                                                                     ------------
Expenses:
      Advisory fees (note 2) ...................................................................................          109,844
      Administration fees (note 2) .............................................................................           27,461
      Transfer agent fees (note 2) .............................................................................           23,170
      Fund accounting fees (note 2) ............................................................................           29,197
      Compliance service fees (note 2) .........................................................................            3,875
      Custody fees (note 2) ....................................................................................            5,898
      Distribution and service fees - Investor Class Shares (note 3) ...........................................           18,830
      Distribution and service fees - Class B Shares (note 3) ..................................................           71,653
      Distribution and service fees - Class C Shares (note 3) ..................................................           47,604
      Legal fees ...............................................................................................           15,041
      Audit and tax preparation fees ...........................................................................            7,772
      Registration and filing administration fees ..............................................................           13,749
      Registration and filing expenses .........................................................................           17,548
      Shareholder servicing expenses ...........................................................................            7,521
      Printing expenses ........................................................................................            6,268
      Trustee fees and meeting expenses ........................................................................            2,507
      Securities pricing fees ..................................................................................            2,758
      Other operating expenses .................................................................................           10,027
                                                                                                                     ------------
      Total Expenses ...........................................................................................          420,723
                                                                                                                     ------------
Net Investment Income ..........................................................................................           45,590
                                                                                                                     ------------
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions

      Net realized gain from investment and foreign securities transactions ....................................          782,340
      Change in unrealized appreciation on investments and foreign currency translations .......................          (41,571)
                                                                                                                     ------------
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions ..............................          740,769
                                                                                                                     ------------
Net Increase in Net Assets Resulting from Operations ...........................................................     $    786,359
                                                                                                                     ============




See Notes to Financial Statements


WISDOM FUND

Statements of Changes in Net Assets

                                                                                             November 30,              May 31,
For the six month period and fiscal year ended,                                                2005 (a)                  2005
----------------------------------------------------------------------------------------------------------------------------------

Operations:
      Net investment income .........................................................      $     45,590            $      2,119
      Net realized gain from investment and foreign securities transactions .........           782,340               1,837,541
      Change in unrealized appreciation on investments and
          foreign currency translations .............................................           (41,571)                616,822
                                                                                           ------------            ------------
Net Increase in Net Assets Resulting from Operations ................................           786,359               2,456,482
                                                                                           ------------            ------------
Distributions to Shareholders: (note 6)
      Net realized gain from investment transactions - Institutional Class Shares ...              --                   (66,528)
      Net realized gain from investment transactions - Investor Class Shares ........              --                  (279,815)
      Net realized gain from investment transactions - Class B Shares ...............              --                  (209,450)
      Net realized gain from investment transactions - Class C Shares ...............              --                  (126,328)
                                                                                           ------------            ------------
Decrease in Net Assets Resulting from Distributions .................................              --                  (682,121)
                                                                                           ------------            ------------
Capital Share Transactions: (note 7)
      Institutional Class Shares
          Shares sold ...............................................................            60,954                 229,150
          Reinvested dividends and distributions ....................................              --                    66,296
          Shares repurchased ........................................................          (665,814)               (225,257)
                                                                                           ------------            ------------
      Investor Class Shares
          Shares sold ...............................................................           564,794               3,663,038
          Reinvested dividends and distributions ....................................              --                   264,457
          Shares repurchased ........................................................        (6,273,696)             (5,337,005)
                                                                                           ------------            ------------
      Class B Shares
          Shares sold ...............................................................           172,167               1,093,890
          Reinvested dividends and distributions ....................................              --                   203,679
          Shares repurchased ........................................................        (1,168,802)             (1,984,011)
                                                                                           ------------            ------------
      Class C Shares
          Shares sold ...............................................................           336,640               1,818,621
          Reinvested dividends and distributions ....................................              --                   121,045
          Shares repurchased ........................................................          (821,077)             (1,232,810)
                                                                                           ------------            ------------
Decrease in Net Assets Resulting from Capital Share Transactions ....................        (7,794,834)             (1,318,907)
                                                                                           ------------            ------------
Net (Decrease) Increase in Net Assets ...............................................        (7,008,475)                455,454
                                                                                           ============            ============
Net Assets:
      Beginning of period ...........................................................        48,608,349              48,152,895
      End of period .................................................................      $ 41,599,874            $ 48,608,349
                                                                                           ------------            ------------
Undistributed Net Investment Income .................................................      $     47,709            $      2,119
                                                                                           ============            ============
(a) Unaudited


See Notes to Financial Statements


WISDOM FUND

Financial Highlights

                                                                             Institutional Class Shares
                                                                                              May 31,
For a share outstanding during the                  November 30,  ------------------------------------------------------------------
six month period or fiscal year ended                 2005 (a)     2005         2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      13.16  $      12.62  $      11.12  $      11.54  $      10.80  $       9.90
Income (Loss) from Investment Operations
   Net investment income (loss)                         0.07          0.08          0.02         (0.03)        (0.02)         0.17
   Net realized and unrealized gain (loss) on
     investment and foreign currency translations       0.21          0.63          1.48         (0.39)         0.85          0.90
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.28          0.71          1.50         (0.42)         0.83          1.07
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends (from net investment income)                   -             -             -             -             -         (0.17)
  Distributions (from capital gains)                       -         (0.17)            -             -         (0.09)            -
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -         (0.17)            -             -         (0.09)        (0.17)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      13.44  $      13.16  $      12.62  $      11.12  $      11.54  $      10.80
                                                ============  ============  ============  ============  ============  ============
Total return                                            2.13 %        5.65 %       13.49 %       (3.64)%        7.78 %       10.70 %
                                                ============  ============  ============  ============  ============  ============
Net Assets, End of Period (in thousands)        $      4,591  $      5,090  $      4,811  $      4,229  $      3,925  $      3,165
Average Net Assets for the Period
  (in thousands)                                $      5,008  $      4,953  $      4,452  $      3,862  $      3,444  $      2,983
Ratios of:
Gross Expenses to Average Net Assets                    1.29 %(c)     1.23 %        1.29 %        1.67 %        3.19 %        3.30 %
Net Expenses to Average Net Assets                      1.29 %(c)     1.23 %        1.29 %        1.62 %        1.71 %        0.26 %
Net Investment Income (Loss)
   to Average Net Assets                                0.84 %(c)     0.60 %        0.14 %       (0.25)%       (0.17)%        1.57 %
Portfolio turnover rate                                 5.33 %       41.99 %       20.41 %        9.28 %        6.78 %       15.46 %



                                                                            Investor Class Shares
                                                                                              May 31,
For a share outstanding during the                  November 30,  ------------------------------------------------------------------
six month period or fiscal year ended                 2005 (a)     2005         2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      13.07  $      12.57  $      11.10  $      11.56  $      10.84  $       9.93
Income (Loss) from Investment Operations
  Net investment income (loss)                          0.06          0.05         (0.01)        (0.04)        (0.04)         0.13
  Net realized and unrealized gain (loss) on
     investment and foreign currency translations       0.20          0.62          1.48         (0.42)         0.85          0.91
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.26          0.67          1.47         (0.46)         0.81          1.04
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends (from net investment income)                   -             -             -             -             -         (0.13)
  Distributions (from capital gains)                       -         (0.17)            -             -         (0.09)            -
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -         (0.17)            -             -         (0.09)        (0.13)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      13.33  $      13.07  $      12.57  $      11.10  $      11.56  $      10.84
                                                ============  ============  ============  ============  ============  ============
Total return (b)                                        1.99 %        5.36 %       13.24 %       (3.98)%        7.57 %       10.41 %
                                                ============  ============  ============  ============  ============  ============
Net Assets, End of Period (in thousands)        $     13,769  $     19,177  $     19,789  $     13,825  $      2,740  $      1,254
Average Net Assets for the Period
  (in thousands)                                $     15,023  $     20,625  $     17,326  $      8,861  $      1,794  $        675
Ratios of:
Gross Expenses to Average Net Assets                    1.54 %(c)     1.48 %        1.54 %        1.91 %        3.39 %        3.86 %
Net Expenses to Average Net Assets                      1.54 %(c)     1.48 %        1.54 %        1.87 %        1.96 %        0.68 %
Net Investment Income (Loss)
  to Average Net Assets                                 0.59 %(c)     0.34 %       (0.11)%       (0.53)%       (0.48)%        1.21 %
Portfolio turnover rate                                 5.33 %       41.99 %       20.41 %        9.28 %        6.78 %       15.46 %



(a) Unaudited.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.




                                                                                                                         (Continued)

WISDOM FUND

Financial Highlights

                                                                              Class B Shares
                                                                                              May 31,
For a share outstanding during the                  November 30,  ------------------------------------------------------------------
six month period or fiscal year ended                 2005 (a)     2005         2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      12.72  $      12.33  $      10.97  $      11.50  $      10.87  $       9.97
Income (Loss) from Investment Operations
  Net investment (loss) income                         (0.02)        (0.05)        (0.10)        (0.10)        (0.07)         0.06
  Net realized and unrealized gain (loss) on
     investment and foreign currency translations       0.23          0.61          1.46         (0.43)         0.79          0.90
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.21          0.56          1.36         (0.53)         0.72          0.96
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends (from net investment income)                   -             -             -             -             -         (0.06)
  Distributions (from capital gains)                       -         (0.17)            -             -         (0.09)            -
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -         (0.17)            -             -         (0.09)        (0.06)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      12.93  $      12.72  $      12.33  $      10.97  $      11.50  $      10.87
                                                ============  ============  ============  ============  ============  ============
Total return (b)                                        1.65 %        4.56 %       12.40 %       (4.61)%        6.72 %        9.60 %
                                                ============  ============  ============  ============  ============  ============
Net Assets, End of Period (in thousands)        $     13,888  $     14,660  $     14,871  $     12,796  $      4,307  $      1,797
Average Net Assets for the Period
  (in thousands)                                $     14,292  $     15,060  $     14,097  $      8,738  $      2,146  $      1,817
Ratios of:
Gross Expenses to Average Net Assets                    2.29 %(c)     2.23 %        2.29 %        2.66 %        4.14 %        4.33 %
Net Expenses to Average Net Assets                      2.29 %(c)     2.23 %        2.29 %        2.62 %        2.71 %        1.28 %
Net Investment (Loss) Income
  to Average Net Assets                                (0.16)%(c)    (0.41)%       (0.86)%       (1.27)%       (1.23)%        0.56 %
Portfolio turnover rate                                 5.33 %       41.99 %       20.41 %        9.28 %        6.78 %       15.46 %



                                                                              Class C Shares
                                                                                              May 31,
For a share outstanding during the                  November 30,  ------------------------------------------------------------------
six month period or fiscal year ended                 2005 (a)     2005         2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period            $      12.78  $      12.38  $      11.01  $      11.54  $      10.91  $       9.98
Income (Loss) from Investment Operations
  Net investment (loss) income                         (0.01)        (0.05)        (0.09)        (0.09)        (0.10)         0.03
  Net realized and unrealized gain (loss) on
     investment and foreign currency translations       0.21          0.62          1.46         (0.44)         0.82          0.93
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total from Investment Operations                        0.20          0.57          1.37         (0.53)         0.72          0.96
                                                ------------  ------------  ------------  ------------  ------------  ------------
Less Distributions:
  Dividends (from net investment income)                   -             -             -             -             -         (0.03)
  Distributions (from capital gains)                       -         (0.17)            -             -         (0.09)            -
                                                ------------  ------------  ------------  ------------  ------------  ------------
Total Distributions                                        -         (0.17)            -             -         (0.09)        (0.03)
                                                ------------  ------------  ------------  ------------  ------------  ------------
Net Asset Value, End of Period                  $      12.98  $      12.78  $      12.38  $      11.01  $      11.54  $      10.91
                                                ============  ============  ============  ============  ============  ============
Total return (b)                                        1.56 %        4.63 %       12.44 %       (4.59)%        6.69 %        9.64 %
                                                ============  ============  ============  ============  ============  ============
Net Assets, End of Period (in thousands)        $      9,352  $      9,681  $      8,682  $      5,635  $      1,808  $        987
Average Net Assets for the Period
  (in thousands)                                $      9,495  $      9,212  $      6,972  $      3,560  $      1,274  $        531
Ratios of:
Gross Expenses to Average Net Assets                    2.29 %(c)     2.23 %        2.29 %        2.66 %        4.18 %        4.44 %
Net Expenses to Average Net Assets                      2.29 %(c)     2.23 %        2.29 %        2.62 %        2.71 %        1.41 %
Net Investment (Loss) Income
  to Average Net Assets                                (0.16)%(c)    (0.39)%       (0.86)%       (1.27)%       (1.19)%        0.40 %
Portfolio turnover rate                                 5.33 %       41.99 %       20.41 %        9.28 %        6.78 %       15.46 %


(a) Unaudited.
(b) Total return does not reflect payment of a sales charge.
(c) Annualized.




See Notes to Financial Statements

WISDOM FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

1.   Organization    and   Significant    market   quotations  are  not  readily
     Accounting Policies                  available  (e.g.,  if the  exchange on
                                          which  the   portfolio   security   is
The Wisdom Fund (the "Fund") is a principally traded closes early or if series fund. The Fund is part of The trading of the particular portfolio New Providence Investment Trust (the security is halted during the day and "Trust"), which was organized as a does not resume prior to the Fund's Massachusetts business trust and is net asset value calculation) or which registered under the Investment cannot be accurately valued using the Company Act of 1940 (the "1940 Act"), Fund's normal pricing procedures are as amended, as an open-ended valued at fair value as determined in management investment company. The good faith under policies approved by Fund is classified as diversified as the Trustees. A portfolio security's
defined in the 1940 Act.                  "fair value" price may differ from the
                                          price   next    available   for   that
The Wisdom Fund  commenced  operations    portfolio  security  using the  Fund's
February  16,  1999.   The  investment    normal pricing procedures.  Investment
objective of the Fund is to seek companies are valued at net asset maximum total returns consisting of value. Instruments with maturities of any combination of capital 60 days or less are valued at appreciation, realized and unrealized, amortized cost, which approximates
and   income   under  the   constantly    market value.
varying market conditions.
                                          Investment Transactions and Investment
The  Board of  Trustees  of the  Trust    Income
(the "Trustees") approved, on October Investment transactions are accounted 7, 1999, a plan to authorize two new for as of the date purchased or sold classes of shares designated as Class (trade date). Dividend income is B Shares and Class C Shares. On recorded on the ex-dividend date. November 16, 1999, the Class B Shares Certain dividends from foreign
and Class C Shares  became  effective.    securities will be recorded as soon as
The Fund has an  unlimited  number  of    the Trust is informed of the  dividend
authorized  shares,  which are divided    if  such   information   is   obtained
into  four  classes  -   Institutional    subsequent  to the  ex-dividend  date.
Class Shares,  Investor  Class Shares,    Interest  income  is  recorded  on the
Class B Shares and Class C Shares.        accrual     basis     and     includes
                                          amortization    of    discounts    and
Each class of shares has equal  rights    premiums.   Gains   and   losses   are
as to  assets  of the  Fund,  and  the    determined  on  the  identified   cost
classes  are   identical   except  for    basis, which is the same base used for
differences   in  their  sales  charge    federal income tax purposes.
structures  and  ongoing  distribution
and  service  fees.  Income,  expenses    Expenses
(other than distribution and service The Fund bears expenses incurred fees, which are not attributable to specifically on its behalf as well as the Institutional Class Shares), and a portion of general expenses, which realized and unrealized gains or are allocated according to methods
losses on investments are allocated to    approved annually by the Trustees.
each  class of shares  based  upon its
relative net assets.  All classes have    Foreign Currency Translation
equal voting privileges, except where Portfolio securities and other assets otherwise required by law or when the and liabilities denominated in foreign Trustees determine that the matter to currencies are translated into U.S. be voted on affects only the interests dollars based on the exchange rate of of the shareholders of a particular such currencies against U.S. dollars
class.                                    on the  date of  valuation.  Purchases
                                          and  sales of  securities  and  income
The following accounting policies have items denominated in foreign been consistently followed by the Fund currencies are translated into U.S. and are in conformity with accounting dollars at the exchange rate in effect
principles  generally  accepted in the    on the transaction date.
United   States  of   America  in  the
investment company industry.              The Fund  does not  separately  report
                                          the   effect  of  changes  in  foreign
Investment Valuation                      exchange  rates from changes in market
The Fund's  investments  in securities    prices  on   securities   held.   Such
are carried at value. Securities changes are included in net realized listed on an exchange or quoted on a and unrealized gain or loss from national market system are valued at investments and foreign currency
the last  sales  price as of 4:00 p.m.    transactions.
Eastern Time. Securities traded in the
NASDAQ over-the-counter market are Realized foreign exchange gains or generally valued at the NASDAQ losses arise from sales of foreign
Official Closing Price. Other currencies, currency gains or losses securities traded in the realized between the trade and over-the-counter market and listed settlement dates on securities
securities   for  which  no  sale  was    transactions    and   the   difference
reported  on that  date are  valued at    between   the   recorded   amounts  of
the most recent bid price.  Securities    dividends, interest, and foreign
and  assets  for which  representative


                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

withholding taxes, and the U.S. dollar into contracts with their vendors and equivalent of the amounts actually others that provide for general
received  or  paid.   Net   unrealized    indemnifications.  The Fund's  maximum
foreign exchange gains and losses exposure under these arrangements is arise from changes in foreign exchange unknown, as this would involve future rates on foreign denominated assets claims that may be made against the and liabilities other than investments Fund. The Fund expects the risk of
in  securities  held at the end of the    loss to be remote.
reporting period.
                                          2.   Transactions with Affiliates
Restricted Security Transactions
Restricted securities held by the Fund    Advisor
may  not  be  sold  unless  registered    The Fund pays a monthly  advisory  fee
pursuant to an effective registration to Atlanta Investment Counsel, LLC statement filed under the Securities (the "Advisor") based upon the annual
Act of 1933, as amended (the rate of 0.50% of the first $500 "Securities Act") or offered pursuant million of the Fund's average daily to an exemption from, or in a net assets and 0.40% of all assets
transaction   not   subject   to,  the    over $500 million.
registration   requirements   of   the
Securities Act. The risk of investing The Advisor currently intends to in such securities is generally voluntarily waive all or a portion of greater than the risk of investing in its fee and to reimburse expenses of the securities of publicly traded the Fund to limit total Fund operating companies. Lack of a secondary market expenses to a maximum of 1.75% of the and resale restrictions may result in average daily net assets of the Fund's the inability of the Fund to sell a Institutional Class Shares, Investor security at a fair price and may Class Shares, Class B Shares and Class substantially delay the sale of the C Shares, exclusive of interest,
security   it  seeks   to   sell.   In    taxes, brokerage fees and commissions,
addition,  restricted  securities  may    extraordinary  expenses, and payments,
exhibit greater price volatility than if any, under a Rule 12b-1 Plan. There securities for which secondary markets can be no assurances that the
exist.                                    foregoing  voluntary  fee  waivers  or
                                          reimbursements will continue. The Fund
Dividend Distributions                    may,  at a later date,  reimburse  the
The Fund may declare and distribute Advisor for the management fees waived dividends from net investment income or limited, and/or other expenses
(if any) quarterly. Distributions from    assumed   and  paid  by  the   Advisor
capital gains (if any) are generally pursuant to the Expense Limitation declared and distributed annually. The Agreement during any of the previous
Fund may also make a supplemental three fiscal year provided that the distribution subsequent to the end of Fund has reached a sufficient asset
its fiscal year.                          size to permit such  reimbursement  to
                                          be  made  without  causing  the  total
Estimates                                 annual  expense  ratio  of the Fund to
The     preparation    of    financial    exceed 1.75%, as stated above.
statements    in    conformity    with
accounting     principles    generally    Administrator
accepted  in  the  United   States  of    The Fund pays a monthly administration
America requires management to make fee to The Nottingham Company (the estimates and assumptions that affect "Administrator") based upon the the amount of assets, liabilities, average daily net assets of the expenses and revenues reported in the respective share class and calculated financial statements. Actual results at the annual rates as shown in the
could differ from those estimates.        schedule     provided    below.    The
                                          Administrator  also  receives a fee to
Federal Income Taxes                      procure and pay the  custodian for the
No provision for income taxes is funds, additional compensation for included in the accompanying financial fund accounting and recordkeeping statements, as the Fund intends to service and additional compensation distribute to shareholders all taxable for certain costs involved with the investment income and realized gains daily valuation of securities and as and otherwise comply with the reimbursement for out-of-pocket requirements of Subchapter M of the expenses (which are immaterial in
Internal  Revenue Code  applicable  to    amount).   A  breakdown  of  these  is
regulated investment companies.           provided on the following page.

Indemnifications                          Compliance Services
Under the Fund's organizational The Nottingham Compliance Services, documents, its officers and Trustees LLC, a fully owned affiliate of the are indemnified against certain Nottingham Company, provides services liabilities arising out of the which assists the Trust's Chief
performance  of  their  duties  to the    Compliance  Officer in monitoring  and
Fund.  In  addition,   in  the  normal    testing the policies and procedures of
course of  business,  the Fund  enters    the Trust in relation to  requirements

                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

under Rule 38a-1 of the Securities and    transfer,    dividend   paying,    and
Exchange Commission. It receives shareholder servicing agent for the compensation for this service at an Fund. It receives compensation for its
annual rate of $7,750.                    services   based   upon   a  $15   per
                                          shareholder  per  year,  subject  to a
Transfer Agent                            minimum fee of $1,500 per month,  plus
North Carolina  Shareholder  Services,    $500 per  month  for  each  additional
LLC   ("Transfer   Agent")  serves  as    class of shares.


--------------------------------- -------------------------------- ---------------- ---------------------------- -------------------
                                                                                            Fund Accounting
       Administration Fees (a)                 Custody Fees              Fund              Asset Based Fees
                                                                      Accounting                                       Blue Sky
     Average Net         Annual        Average Net        Annual         Fees          Average Net      Annual      Administration
       Assets             Rate           Assets            Rate        (monthly)          Assets         Rate       Fees (annual)
---------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- -------------------
  First $50 Million      0.125%    First $100 Million      0.02%        $4,500          All Assets       0.01%      $150 per state
   Next $50 Million      0.100%     Over $100 Million     0.009%
  Over $100 Million      0.075%
---------------------- ---------- --------------------- ---------- ---------------- ----------------- ---------- -------------------
(a) Subject to a minimum fee of $2,000 per month.

Distributor                               Investor Class Shares, Class B Shares,
Capital  Investment  Group,  Inc. (the    and Class C Shares, respectively,  for
"Distributor")  serves  as the  Fund's    the period ended November 30, 2005.
principal underwriter and distributor.
The  Distributor  receives  any  sales    4.   Purchases and Sales of Investment
charges imposed on purchases of shares         Securities
and  re-allocates  a  portion  of such
charges  to dealers  through  whom the    For  the  six   month   period   ended
sale was made,  if any. For the period    November 30, 2005,  the aggregate cost
ended    November   30,   2005,    the    of purchases  and proceeds  from sales
Distributor  retained sales charges in    of  investment  securities  (excluding
the amount of $2,224.                     short-term  securities)  are  shown in
                                          the table below:
Certain  Trustees  and officers of the
Trust   are  also   officers   of  the    --------------- ---------------------
Advisor,   the   Distributor   or  the       Purchases       Proceeds from
Administrator.                                  of             Sales of
                                            Securities        Securities
3.   Distribution and Service Fees        --------------- ---------------------
                                             $2,203,742        $5,037,210
The Trustees,  including a majority of    --------------- ---------------------
the Trustees  who are not  "interested
persons"  of the Trust as  defined  in    There  were no  purchases  or sales of
the  Act,  adopted   distribution  and    long-term U.S. Government  Obligations
service  plans  pursuant to Rule 12b-1    during  the  six  month  period  ended
of the Act (the "Plans") applicable to    November 30, 2005.
the  Investor  Class  Shares,  Class B
Shares  and  Class C  Shares.  The Act    5.   Options Written
regulates   the   manner  in  which  a
regulated   investment   company   may    --------------------- ----------- ----------
assume  costs  of   distributing   and    Option Contracts
promoting  the sales of its shares and    Written for the
servicing of its shareholder accounts.    Period from             Number
The  Plan  provides  that the Fund may    June 1, 2005 to           of       Premiums
incur  certain  costs,  which  may not    November 30, 2005.     Contracts   Received
exceed  0.25% per annum of the average    --------------------- ----------- ----------
daily net assets of the Investor Class    Options Outstanding,       -         $ -
Shares  or  1.00%  per  annum  of  the    Beginning of Period
average  daily net assets of the Class    --------------------- ----------- ----------
B or  Class C  Shares  for  each  year    Options written           147       31,407
elapsed  subsequent to adoption of the    Options exercised         (60)     (20,490)
Plans,  for payment to the Distributor    Options expired           (22)      (3,956)
and   others   for   items   such   as    --------------------- ----------- ----------
advertising     expenses,      selling    Options Outstanding,
expenses,   commissions,   travel,  or    End of Period              65       $6,961
other expenses  reasonably intended to    --------------------- ----------- ----------
result  in  sales  of  Investor  Class    The   aggregate    market   value   of
Shares,  Class B  Shares  and  Class C    securities  subject to call options is
Shares   in  the   Fund   or   support    $722,769 or approximately 1.74% of net
servicing     of    those     classes'    assets at November 30, 2005.
shareholder    accounts.    The   fund
incurred   $18,830,    $71,653,    and
$47,604,  in distribution  and service
fees under the Plans  with  respect to
                                                                     (Continued)

WISDOM FUND

Notes to Financial Statements (Unaudited)
________________________________________________________________________________

6.   Federal Income Tax                   Accumulated  capital losses  represent
                                          net capital loss  carryovers as of May
The tax components of capital shown in    31,  2005  that  may be  available  to
the  table  on  the   following   page    offset future  realized  capital gains
represent:       (1)      distribution    and thereby reduce future taxable gain
requirements the Fund must satisfy distributions. For the year ended May under the income tax regulations, (2) 31, 2005, there are no accumulated
losses or  deductions  the Fund may be    capital losses.
able  to  offset  against  income  and
gains  realized in future  years,  and    Other  book  tax  differences  in  the
(3)   unrealized    appreciation    or    current year primarily consist of post
depreciation    of   investments   for    October loss deferrals.
federal income tax purposes.


----------------------------- ----------------------- ----------------------- ----------------------- ------------------------------
   Undistributed Ordinary          Undistributed        Accumulated Capital      Other Book to Tax
          Income                  Long-Term Gains             Losses                Differences            Net Tax Appreciation
----------------------------- ----------------------- ----------------------- ----------------------- ------------------------------
           $ -                      $1,866,461                 $ -                   $8,175                    $7,109,251
----------------------------- ----------------------- ----------------------- ----------------------- ------------------------------

The aggregate cost of investments  and    2005  are  noted  below.  The  primary
the    composition    of    unrealized    difference   between   book   and  tax
appreciation   and   depreciation   of    appreciation    or   depreciation   of
investment   securities   for  federal    investments    is   wash   sale   loss
income tax purposes as of November 30,    deferrals.

---------------------------------- ----------------------------------------------- -------------------------------------------------
         Federal Tax Cost              Aggregate Gross Unrealized Appreciation           Aggregate Gross Unrealized Depreciation
---------------------------------- ----------------------------------------------- -------------------------------------------------
           $32,725,330                               $8,185,477                                       $(1,069,243)
---------------------------------- ----------------------------------------------- -------------------------------------------------

The    amount   of    dividends    and    items  such as net  short-term  gains,
distributions   from  net   investment    deferral of wash sale losses,  foreign
income and net realized  capital gains    currency transactions,  net investment
are  determined  in  accordance   with    losses      and      capital      loss
federal income tax  regulations  which    carry-forwards.    Certain   permanent
may differ from accounting  principles    differences  such  as tax  returns  of
generally   accepted   in  the  United    capital and net investment  losses, if
States of America.  These  differences    any,  would be  re-classified  against
are due to  differing  treatments  for    capital.

----------------------------------- ----------------------------------------------------------------------- ------------------------
                                                               Distributions from

                                                               Long-Term Capital         Tax Return of          Net Investment
For the fiscal year ended               Ordinary Income             Gains                   Capital                  Loss
----------------------------------- ----------------------- ----------------------- ----------------------- ------------------------
May 31, 2005                                 $ -                   $682,121                  $ -                      $ -
----------------------------------- ----------------------- ----------------------- ----------------------- ------------------------
May 31, 2004                                 $ -                     $ -                     $ -                      $ -
----------------------------------- ----------------------- ----------------------- ----------------------- ------------------------

7.   Capital Share Transactions

-------------------------------------------------- ---------------------------------------- ----------------------------------------
                                                                Institutional Class                        Investor Class

For the six month period and                             November 30,           May 31,           November 30,          May 31,
fiscal year ended:                                           2005                2005                 2005               2005
-------------------------------------------------- ------------------- -------------------- -------------------- -------------------
Transactions in Fund Shares
     Shares sold                                            4,625               18,062              42,994             289,599
     Reinvested distributions                                   -                5,065                   -              20,312
     Shares repurchased                                   (49,755)             (17,562)           (477,118)           (417,343)
Net (Decrease) Increase in Capital Share
Transactions                                              (45,130)               5,565            (434,124)           (107,432)
Shares Outstanding, Beginning of Period                   386,742              381,177           1,466,913           1,574,345
Shares Outstanding, End of Period                         341,612              386,742           1,032,789           1,466,913
-------------------------------------------------- ------------------- -------------------- -------------------- -------------------

                                                                                                                         (Continued)


7.   Capital    Share     Transactions
     (continued)

-------------------------------------------------- ---------------------------------------- ----------------------------------------
                                                                       Class B                                 Class C

For the six month period and                             November 30,           May 31,           November 30,          May 31,
fiscal year ended:                                           2005                2005                 2005                2005
-------------------------------------------------- ------------------- -------------------- -------------------- -------------------
Transactions in Fund Shares
     Shares sold                                            13,410              88,251              26,254             145,631
     Reinvested distributions                                    -              16,025                   -               9,479
     Shares repurchased                                    (91,442)           (158,165)            (63,583)            (98,651)
Net Decrease (Increase) in Capital Share
Transactions                                               (78,032)            (53,889)            (37,329)             56,459
Shares Outstanding, Beginning of Period                  1,152,380           1,206,269             757,662             701,203
Shares Outstanding, End of Period                        1,074,348           1,152,380             720,333             757,662
-------------------------------------------------- ------------------- -------------------- -------------------- -------------------

8.   Change in Independent  Registered
     Public Accounting Firm

On  July  19,   2005,   the  Board  of
Trustees  engaged  Briggs,  Bunting  &
Dougherty,  LLP  ("BBD")  as  its  new
independent      registered     public
accounting  firm. At no time preceding
the  engagement  of BBD did  the  Fund
consult the firm regarding  either (i)
the    application    of    accounting
principles to a specified transaction,
either  completed or proposed,  or the
type of audit  opinion  that  might be
rendered   on  the  Fund's   financial
statements,  or (ii) any  matter  that
was either  subject of a  disagreement
or a reportable  event,  as such terms
are defined in Item 304 of  Regulation
S-K.

Prior to this date,  Deloitte & Touche
LLP   ("Deloitte")   served   as   the
independent      registered     public
accounting  firm  for  the  Trust  and
issued reports on the Fund's financial
statements as of May 31, for the years
1999  through  2005.  Such reports did
not  contain an  adverse  opinion or a
disclaimer  of opinion,  nor were they
qualified    or    modified    as   to
uncertainty,     audit    scope,    or
accounting principles.

At no time  preceding  the  removal of
Deloitte  & Touche  LLP were there any
disagreements  with  Deloitte & Touche
LLP  on  any   matter  of   accounting
principles  or  practices,   financial
statement   disclosure,   or  auditing
scope     or     procedure,      which
disagreements,  if not resolved to the
satisfaction of Deloitte & Touche LLP,
would have caused it to make reference
to   the   subject   matter   of   the
disagreements  in connection  with its
report.  At  not  time  preceding  the
removal  of  Deloitte & Touche LLP did
any  of  the  events   enumerated   in
paragraphs  (1)(v)(A)  through  (D) of
Item 304(a) of Regulation S-K occur.

WISDOM FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Investment  Advisory
     Agreement
                                          coordination  of services for the Fund
Atlanta Investment Counsel, LLC among the Fund's service providers, ("Investment Advisor") supervises the and its efforts to promote the Fund, investments of the Wisdom Fund grow the Fund's assets, and assist in ("Fund") pursuant to an Investment the distribution of Fund shares. The Advisory Agreement. During the Fund's Board noted that the Trust's principal most recent fiscal half-year, the executive officer, principal financial Investment Advisory Agreement came up officer, president, treasurer, and for renewal. The Board unanimously chief compliance officer is an approved the renewal of the Investment employee of the Investment Advisor who Advisory Agreement for another year at serves the Trust without additional the Board's Annual Meeting on October compensation. After reviewing the
18, 2005.                                 foregoing   information   and  further
                                          information in the Investment  Advisor
At the meeting, Trust Counsel Memorandum (e.g., descriptions of the ("Counsel") reviewed with the Board a Investment Advisor's business, the memorandum from Counsel dated October Fund's and the Investment Advisor's 11, 2005 and addressed to the Trustees compliance programs, and the that summarized the Board's fiduciary Investment Advisor's Form ADV), the duties and responsibilities in Board concluded that the nature, reviewing and approving the Investment extent, and quality of the services
Advisory Agreement for the Fund. provided by the Investment Advisor Counsel discussed with the Board's were satisfactory and adequate for the
independent   trustees   ("Independent    Fund.
Trustees")  the  types of  information
and factors that should be reviewed by (ii) Considering the investment the Board and their responsibilities performance of the Fund and the in making an informed decision Investment Advisor. In this regard, regarding the approval of the the Board compared the short and continuation of the Investment long-term performance of the Fund with
Advisory Agreement.                       the   performance   of  its  benchmark
                                          index,  comparable  funds with similar
The  Investment  Advisor then reviewed    objectives  and size  managed by other
with  the  Board  its  response  to  a    investment  advisors,  and  comparable
memorandum    from    Counsel    dated    peer group indices (e.g.,  Morningstar
September 6, 2005 and addressed to the category averages). The Board also Investment Advisor that contained considered the consistency of the
information     relating     to    the    Investment Advisor's management of the
continuation    of   the    Investment    Fund   with  the   Fund's   investment
Advisory Agreement ("Investment objective and policies. After Advisor Memorandum"). The Investment reviewing the short and long-term
Advisor reviewed its Form ADV, investment performance of the Fund, experience, profitability with respect the Investment Advisor's experience to the Fund, financial strength, managing the Fund and whether the financial capability, its personnel, Investment Advisor manages other
its services to the Fund,  comparative    advisory   accounts,   the  Investment
expense ratio information for other Advisor's historical investment mutual funds with strategies similar performance, and other factors, the to those of the Fund, and other Board concluded that the investment
information     contained    in    its    performance   of  the   Fund  and  the
Investment Advisor Memorandum.            Investment Advisor were satisfactory.

In deciding whether to approve the (iii) Considering the costs of the renewal of the Investment Advisory services to be provided and profits to Agreements between the Trust and the be realized by the Investment Advisor
Investment  Advisor,  with  respect to    and   its    affiliates    from    the
the  Fund,  the  Trustees   considered    relationship  with the  Fund.  In this
numerous factors, including:              regard,   the  Board   considered  the
                                          Investment     Advisor's     staffing,
(i) Considering the nature, extent, personnel, and methods of operating; and quality of the services provided the education and experience of the by the Investment Advisor. In this Investment Advisor's personnel; the regard, the Board considered the Investment Advisor's compliance responsibilities the Investment policies and procedures; the financial Advisor would have under its condition of the Investment Advisor,
Investment Advisory Agreement. The and the level of commitment to the Board reviewed the services being Fund and the Investment Advisor by the provided by the Investment Advisor to principals of the Investment Advisor; the Fund including, without the asset levels of the Fund; and the limitation, the quality of its overall expenses of the Fund, investment advisory services since the including certain prior fee waivers Fund's inception (including research and reimbursements by the Investment and recommendations with respect to Advisor on behalf of the Fund and the portfolio securities), its procedures nature and frequency of advisory fee
for       formulating       investment    payments.   The  Board   reviewed  the
recommendations and assuring financial statements for the compliance with the Fund's investment Investment Advisor and discussed the objectives and limitations, its financial stability and profitability

                                                                     (Continued)

WISDOM FUND

Additional Information (Unaudited)
________________________________________________________________________________

of the firm. The Board reviewed the were fair and reasonable in relation Fund's Expense Limitation Agreement to the nature and quality of the
with  the  Investment   Advisor,   and    services   to  be   provided   by  the
discussed  the  Investment   Advisor's    Investment Advisor.
prior fee  waivers  under the  Expense
Limitation Agreement in detail, (v) Considering brokerage and including the nature and scope of cost portfolio transactions. In this allocation for such fees. The Board regard, the Board considered the noted that the Expense Limitation Investment Advisor's standards and Agreement for the Fund had been performance in utilizing those modified to change the recoupment standards to seek best execution for period for reimbursements from five to Fund portfolio transactions, including
three years under the agreement.          the use of alternative  markets (e.g.,
                                          direct   purchases   from  issuers  or
The Board considered potential underwriters or, as to equity benefits for the Investment Advisor in securities, "third market" for listed managing the Fund, including promotion securities and principal market makers of the Investment Advisor's name, the for over-the-counter securities). The ability for the Investment Advisor to Board noted that the Fund's fixed place small accounts into the Fund, income portfolio transactions are and the potential for the Investment normally principal transactions Advisor to generate soft dollars from executed in over-the-counter markets certain of the Fund's trades that may on a "net" basis. The Board also benefit the Investment Advisor's other considered the anticipated portfolio clients as well. The Board then turnover rate for the Fund; the compared the fees and expenses of the process by which evaluations are made Fund (including the management fee) to of the overall reasonableness of other funds comparable to the Fund in commissions paid; the method and basis terms of the type of fund, the style for selecting and evaluating the
of investment management,  the size of    broker-dealers  used; any  anticipated
the  fund,   and  the  nature  of  its    allocation  of  portfolio  business to
investment strategy, among other persons affiliated with the Investment factors. The Board determined that the Advisor; and the opportunities for the management fee was lower than Investment Advisor to recapture comparable funds and that, while the brokerage or related fees (e.g. tender net expense ratio was higher than the offer fees, underwriting fees, etc.) industry average and comparable funds, and credit them against Fund expenses. the size of the Fund was much smaller After further review and discussion,
than   the   industry    average   and    the   Board    determined   that   the
comparable   funds.   Following   this    Investment     Adviser's     practices
comparison     and    upon     further    regarding   brokerage   and  portfolio
consideration  and  discussion  of the    transactions were satisfactory.
foregoing,  the Board  concluded  that
the fees to be paid to the Investment (vi) Considering possible conflicts of Advisor by the Fund were fair and interest. In evaluating the reasonable in relation to the nature possibility for conflicts of interest, and quality of the services to be the Board considered such matters as
provided by the Investment Advisor.       the  experience  and  ability  of  the
                                          advisory  personnel  assigned  to  the
(iv) Considering the extent to which Fund, which was currently a single economies of scale would be realized individual; the basis of decisions to as the Fund grows and whether advisory buy or sell securities for the Fund fee levels reflect these economies of and/or the Investment Advisor's other scale for the benefit of the Fund's accounts should the Investment Advisor investors. In this regard, the Board accumulate other accounts; the method considered that the Fund's fee for bunching of portfolio securities arrangements with the Investment transactions; and the substance and
Advisor  involved both the  management    administration   of   the   Investment
fee   and   an   Expense    Limitation    Advisor's  code of  ethics.  Following
Agreement. The Board noted that the further consideration and discussion, Fund utilizes breakpoints in its the Board indicated that the
advisory fee  schedule and  determined    Investment   Advisor's  standards  and
that the Fund's shareholders would practices relating to the benefit from economies of scale as the identification and mitigation of Fund grows. The Board noted that the potential conflicts of interests were
Fund's   shareholders   would  receive    satisfactory.
benefits  from the Expense  Limitation
Agreement if the Fund's assets were to Based upon all of the foregoing decrease or the Fund's expenses were considerations, the Board, including a to increase beyond the cap set by the majority of the Trust's Independent Expense Limitation Agreement. The Trustees, approved the renewal of the
Board    noted    that   the    Fund's    Investment  Advisory Agreement for the
shareholders  benefited from economies    Fund.
of scale  under the Fund's  agreements
with service  providers other than the    2.   Proxy Voting  Policies and Voting
Investment Advisor.  Following further         Record
discussion of the Fund's asset levels,
expectations for growth, and levels of A copy of the Trust's Proxy Voting and fees, the Board determined that, at Disclosure Policy and the Advisor's the Fund's current and projected asset Proxy Voting and Disclosure Policy are levels, the Fund's fee arrangements included as Appendix B to the Fund's

                                                                     (Continued)

WISDOM FUND

Additional Information (Unaudited)
________________________________________________________________________________

Statement  of  Additional  Information
and is available, without charge, upon
request,  by  calling  1-800-773-3863.
Information  regarding  how  the  Fund
voted  proxies  relating to  portfolio
securities   during  the  most  recent
12-month  period ended June 30 will be
available  (1)  without  charge,  upon
request,  by  calling  the Fund at the
number  above  and  (2) on  the  SEC's
website at http://www.sec.gov.

3.   Quarterly Portfolio Holdings

The Fund files its  complete  schedule
of portfolio holdings with the SEC for
the first and third  quarters  of each
fiscal  year on Form N-Q.  The  Fund's
Forms N-Q are  available  on the SEC's
website at http://www.sec.gov. You may
review  and make  copies  at the SEC's
Public  Reference  Room in Washington,
D.C. You may also obtain  copies after
paying a  duplicating  fee by  writing
the SEC's  Public  Reference  Section,
Washington,   D.C.  20549-0102  or  by
electronic          request         to
publicinfo@sec.gov,  or is  available,
without  charge,   upon  request,   by
calling  the  fund at  1-800-773-3863.
Information  on the  operation  of the
Public  Reference Room may be obtained
by calling the SEC at 202-942-8090.

Wisdom Fund
is a series of
The New Providence Investment Trust











For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       Atlanta Investment Counsel, LLC
116 South Franklin Street                     3717 Haddon Hall Road, NW
Post Office Drawer 4365                       Suite 200
Rocky Mount, North Carolina 27803-0365        Atlanta, Georgia 30327

Toll-Free Telephone:                          Toll-Free Telephone:

1-800-773-3863                                1-877-352-0020

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              wisdomfund.com

Item 2. CODE OF ETHICS.

     Not applicable.


Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.


Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.


Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


Item 6. SCHEDULE OF INVESTMENTS.

     A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

     None.


Item 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)    Certifications required by Item 12.(b)of Form N-CSR are filed herewith as
       Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Providence Investment Trust


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer


Date: January 20, 2006




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ C. Douglas Davenport
                                 ________________________________
                                 C. Douglas Davenport
                                 President, Treasurer, Principal Executive
                                 Officer and Principal Financial Officer
                                 New Providence Investment Trust

Date: January 20, 2006